Leases	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
LEASES
NOTE 3:-	LEASES

The Company leases substantially all of its office space and vehicles under operating leases. The Company’s leases have original lease periods expiring between 2024 and 2027.

On January 14, 2024, the Company entered into a new lease agreement for one of its premises, with the lease term extending through July 2027.

The Company does not assume renewals in its determination of the lease term unless the renewals are deemed to be reasonably certain. Lease payments included in the measurement of the lease liability comprise the following: the fixed non-cancelable lease payments, payments for optional renewal periods, where it is reasonably certain the renewal period will be exercised, and payments for early termination options unless it is reasonably certain the lease will not be terminated early.

The following is a summary of weighted average remaining lease terms and discount rates for all of the Company’s operating leases as of June 30, 2024:

Weighted average remaining lease term (years)	2.97
Weighted average discount rates	10.40%

For the six months ended June 30, 2024, the total operating lease cost and cash payments for operating leases were as follows:

Operating lease cost	$526
Cash payments for operating leases	$419

Minimum lease payments over the remaining lease periods as of June 30, 2024, are as follows:

The remainder of 2024	$481
2025	958
2026	919
2027	455

Total undiscounted lease payments	2,813
Less - imputed interest	(346)

Present value of lease liabilities	$2,467